EQUITY (Schedule of Share Capital) (Details) - shares	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Ordinary shares of NIS 1 par value, Authorized	70,000,000	70,000,000
Ordinary shares of NIS 1 par value, Outstanding	40,353,101	40,295,078